UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: June 30, 2010
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California August 6, 2010

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		30

Form 13F Information Table Value Total:		$27,205
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     1576 27470.000SH       SOLE                27470.000
*** SCHLUMBERGER LTD           COM              806857108     1044 18873.000SH       SOLE                18873.000
ADOBE SYSTEMS INC  (DE)        COM              00724f101      842 31870.000SH       SOLE                31870.000
CERNER CORP                    COM              156782104     1687 22230.000SH       SOLE                22230.000
CHEVRON CORP                   COM              166764100      930 13703.000SH       SOLE                13703.000
CISCO SYS INC                  COM              17275r102      810 38012.000SH       SOLE                38012.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     1525 30463.000SH       SOLE                30463.000
CONOCOPHILLIPS                 COM              20825c104      688 14008.000SH       SOLE                14008.000
EMC CORP                       COM              268648102     1187 64841.000SH       SOLE                64841.000
EXXON MOBIL CORP               COM              30231g102     1120 19628.839SH       SOLE                19628.839
FACTSET RESEARCH SYSTEM        COM              303075105     1059 15813.000SH       SOLE                15813.000
FLOWSERVE CP                   COM              34354P105      803 9474.000 SH       SOLE                 9474.000
HANSENS NATURAL CORP           COM              411310105      891 22791.000SH       SOLE                22791.000
IMMUCOR INC                    COM              452526106      589 30929.000SH       SOLE                30929.000
INTEL CORP                     COM              458140100      332 17084.000SH       SOLE                17084.000
JOHNSON & JOHNSON              COM              478160104      992 16794.000SH       SOLE                16794.000
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1369 18174.000SH       SOLE                18174.000
MEMC ELECTRONIC MATERIALS      COM              552715104      119 12046.000SH       SOLE                12046.000
MICROSOFT CORP                 COM              594918104      833 36188.000SH       SOLE                36188.000
P G & E CORPORATION            COM              69331c108      354 8625.000 SH       SOLE                 8625.000
PROCTER & GAMBLE CO            COM              742718109      276 4601.000 SH       SOLE                 4601.000
PRUDENTIAL FINANCIAL INC       COM              744320102      981 18281.000SH       SOLE                18281.000
RESMED INC.                    COM              761152107      953 15675.000SH       SOLE                15675.000
SOUTHERN CO                    COM              842587107      226 6800.000 SH       SOLE                 6800.000
STERICYLE, INC.                COM              858912108     1104 16831.000SH       SOLE                16831.000
STRYKER CORP                   COM              863667101     1006 20091.000SH       SOLE                20091.000
TARGET CORP                    COM              87612e106     1083 22019.000SH       SOLE                22019.000
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1129 21603.000SH       SOLE                21603.000
WATERS CORP                    COM              941848103     1420 21941.000SH       SOLE                21941.000
WHOLE FOODS MKT INC            COM              966837106      275 7625.000 SH       SOLE                 7625.000